American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2022

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.3%
Alabama — 3.1%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,578,757
Black Belt Energy Gas District Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	3,845,000	3,853,276
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,167,171
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,040,732
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Co.)	5,000,000	5,237,166
		23,877,102
Alaska — 0.1%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	500,000	508,155
Arizona — 6.2%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,848,260
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,650,543
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,073,476
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	7,454,383
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	1,400,000	1,273,803
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,069,348
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,318,381
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/23, Prerefunded at 100% of Par(1)(2)	1,000,000	1,028,802
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	4,720,261
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	823,657
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,508,147
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,507,359
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,104,332
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	502,213
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,031,967
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	762,245
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,417,775
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,463,895
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	985,121
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	101,000	100,989
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	96,000	95,532
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	987,419
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	774,538
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	4,424,337
		47,926,783
Arkansas — 0.2%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52(1)(3)	2,000,000	1,979,586
California — 4.3%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	357,358
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	195,000	201,434
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,470,323
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	183,884
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	5,000,000	4,955,268
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	503,043
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	497,241

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	975,113
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,683,725
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	2,010,006
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,337,872
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,327,110
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	641,915
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,258,659
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/52	3,000,000	2,623,436
Foothill-Eastern Transportation Corridor Agency Rev., 0.00%, 1/15/42(4)	500,000	539,115
Hastings Campus Housing Finance Authority Rev., 0.00%, 7/1/61(1)(4)	7,660,000	3,252,186
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,546,384
Los Angeles Department of Water & Power System Rev., VRDN, 0.85%, 9/1/22 (SBBPA: Royal Bank of Canada)	150,000	150,000
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,530,000
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), 0.00%, 8/1/43(4)	3,500,000	1,033,501
State of California GO, 4.00%, 4/1/49	900,000	884,483
Sunnyvale Special Tax, 7.75%, 8/1/32	1,410,000	1,414,520
		33,376,576
Colorado — 3.2%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	431,000	423,769
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	526,988
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,204,738
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	887,011
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,027,586
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	969,716
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/49	2,500,000	2,731,862
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), 5.00%, 5/15/32	1,000,000	1,169,422
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	500,842
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,313,423
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,860,000	1,907,469
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,038,769
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,196,023
One Horse Business Improvement District Rev., 6.00%, 6/1/24	440,000	440,440
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	502,052
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	973,352
State of Colorado COP, 6.00%, 12/15/41	2,155,000	2,624,287
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,619,581
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,410,780
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	302,130
		24,770,240
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,753,314
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	1,000,000	971,963
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,990,326
		6,715,603
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	2,982,974
District of Columbia — 0.9%
District of Columbia GO, 4.00%, 2/1/46	1,500,000	1,470,685
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	2,795,056
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,765,183
		7,030,924
Florida — 6.9%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	253,030

Brevard County Health Facilities Authority Rev., (Health First, Inc. Obligated Group), 5.00%, 4/1/52	3,000,000	3,186,819
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/45	1,000,000	969,336
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	1,916,290
Celebration Pointe Community Development District Special Assessment, (2014 Assessment Area), 5.125%, 5/1/45	720,000	724,335
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,860,000	4,303,672
Florida Development Finance Corp. Rev., (Lakeland Regional Health Systems Obligated Group), 4.00%, 11/15/35	1,850,000	1,801,146
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	2,119,693
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	772,676
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	812,407
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,033,090
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,302,176
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	966,912
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,019,822
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	2,555,000	2,644,289
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,882,142
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	4,650,000	4,371,008
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,277,824
Tampa Water & Wastewater System Rev., 5.00%, 10/1/47	5,000,000	5,581,597
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,555,135
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	380,000	384,856
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,875,000	1,815,592
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,535,000	2,540,623
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,935,000	1,594,468
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,205,000	1,612,251
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	3,000,000	3,127,264
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,948,338
		53,516,791
Georgia — 4.4%
Atlanta Department of Aviation Rev., 5.00%, 7/1/47	2,000,000	2,104,174
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,150,000	1,122,517
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,595,726
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,073,716
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,438,154
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,875,000	2,082,665
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	4,300,000	4,289,618
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	4,000,000	4,064,664
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 9/1/52 (GA: Citigroup, Inc.)	4,555,000	4,511,477
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	4,555,000	4,785,128
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,523,073
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,444,889
		34,035,801
Idaho — 0.6%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,048,214
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,872,192
		4,920,406
Illinois — 7.4%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,347,381
Chicago GO, 5.00%, 1/1/28	2,000,000	2,140,622
Chicago GO, 5.00%, 1/1/29	2,000,000	2,143,113
Chicago GO, 5.625%, 1/1/29	2,500,000	2,708,490
Chicago GO, 5.50%, 1/1/39	2,000,000	2,066,688
Chicago Board of Education GO, 5.00%, 12/1/32	2,000,000	2,113,286
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,795,477

Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,555,754
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,086,512
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,215,755
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53(3)	1,000,000	1,065,797
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,514,997
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,410,553
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,541,158
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,091,377
Illinois Finance Authority Rev., (NorthShore University HealthSystem Obligated Group), 5.00%, 8/15/47	2,000,000	2,128,579
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,138,820
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,840,202
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/45	1,790,000	1,911,899
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	1,380,000	1,417,947
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,206,449
State of Illinois GO, 5.00%, 10/1/33	900,000	947,401
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,019,648
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,051,904
State of Illinois GO, 5.50%, 5/1/39	985,000	1,070,146
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,623,376
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,643,171
		57,796,502
Iowa — 0.9%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	4,433,940
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,720,000	1,630,504
Iowa Tobacco Settlement Authority Rev., 0.00%, 6/1/65(4)	9,750,000	1,195,660
		7,260,104
Kansas — 0.2%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	1,360,000	1,280,196
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	687,391
		1,967,587
Kentucky — 0.7%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,365,891
Kentucky State University COP, 4.00%, 11/1/56 (BAM)	500,000	476,205
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,837,865
		5,679,961
Louisiana — 0.5%
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,661,152
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,382,942
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,043,373
		4,087,467
Maryland — 1.6%
Baltimore Rev., 5.00%, 6/1/51(1)(3)	1,200,000	1,209,344
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,515,031
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,492,289
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,050,311
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,082,613
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,874,133
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,446,631
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	2,017,127
		12,687,479
Massachusetts — 1.1%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	3,500,000	3,836,253
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	971,328
Massachusetts Port Authority Rev., 5.00%, 7/1/37	2,000,000	2,180,049

Massachusetts Port Authority Rev., 5.00%, 7/1/41	1,200,000	1,292,182
		8,279,812
Michigan — 3.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,517,516
Detroit GO, 5.50%, 4/1/45	1,540,000	1,610,871
Detroit GO, 5.00%, 4/1/46	2,000,000	2,015,068
Detroit GO, 5.00%, 4/1/50	2,250,000	2,260,292
Detroit GO, 5.50%, 4/1/50	1,820,000	1,913,846
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,185,212
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	1,907,941
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	1,580,000	1,531,347
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	405,000	414,032
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	153,774
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(2)	2,105,000	2,252,689
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	4,395,000	4,465,375
		23,227,963
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	3,886,848
Mississippi — 0.2%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.00%, 9/1/22 (GA: Chevron Corp.)	200,000	200,000
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	840,741
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	891,470
		1,932,211
Missouri — 1.9%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	877,746
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	848,345
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,500,000	1,618,026
Health & Educational Facilities Authority of the State of Missouri Rev., (St Louis University), VRDN, 1.10%, 9/1/22 (LOC: Barclays Bank PLC)	480,000	480,000
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,056,036
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,653,841
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,373,369
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	984,630
		14,891,993
Nevada — 2.5%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,255,000	1,285,939
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	325,000	332,051
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	595,000	606,232
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,038,691
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	280,000	283,348
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	935,000	953,614
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	840,000	740,658
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	341,069
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,003,916
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,384,200
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	575,000	565,154
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	705,000	695,543
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	575,000	567,598
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	950,000	919,703
Reno Rev., (Washoe County Sales Tax Rev.), 0.00%, 7/1/58(1)(4)	7,500,000	1,004,494

Reno Rev., (Washoe County Sales Tax Rev.), 0.00%, 7/1/58(1)(4)	13,000,000	1,295,233
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	2,722,873
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,500,961
		19,241,277
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,218,643
New Jersey Economic Development Authority Rev., 5.00%, 6/15/30	1,000,000	1,104,878
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	1,050,000	1,160,508
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,661,684
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,082,546
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	703,609
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,121,331
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	467,960
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,425,315
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,182,347
State of New Jersey GO, 4.00%, 6/1/32	900,000	961,467
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,093,632
		27,183,920
New Mexico — 0.7%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	498,297
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	438,695
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,141,939
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	904,185
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,388,991
		5,372,107
New York — 9.9%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,539,137
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	638,449
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	505,856
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	994,301
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	986,204
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	3,865,000	3,474,934
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,202,535
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,495,869
New York City GO, 5.25%, 5/1/42	1,000,000	1,109,281
New York City GO, 5.25%, 5/1/43	1,000,000	1,106,294
New York City GO, 5.00%, 8/1/43	7,040,000	7,563,975
New York City GO, 4.00%, 9/1/46(3)	1,240,000	1,185,837
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	327,456
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,001,338
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/48	5,000,000	5,371,964
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/51	5,385,000	5,779,107
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 1.05%, 9/1/22 (SBBPA: Mizuho Bank Ltd.)	300,000	300,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35(3)	1,500,000	1,727,852
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/36	1,500,000	1,684,983
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.10%, 9/1/22 (SBBPA: Mizuho Bank Ltd.)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.05%, 9/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	395,000	395,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.05%, 9/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	700,000	700,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,209,992
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	980,577
New York Power Authority Rev., 5.00%, 11/15/31 (AGM)	1,000,000	1,175,374
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,327,197

New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,042,434
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/38	4,500,000	4,422,394
New York State Dormitory Authority Rev., (State of New York Sales Tax Revenue), 5.00%, 9/15/28, Prerefunded at 100% of Par(2)	5,000	5,686
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	2,550,000	2,903,998
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,745,083
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	4,175,579
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	435,952
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	1,500,000	1,271,477
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	1,800,000	1,670,677
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	1,646,977
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/42	2,535,000	2,624,839
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	317,800
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	616,066
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	442,182
		77,104,656
North Carolina — 1.1%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	567,855
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	1,001,523
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,869,372
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,435,849
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,498,363
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23(2)	610,000	625,718
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23, Prerefunded at 103% of Par(2)	280,000	295,420
		8,294,100
Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,635,000	16,796,951
Buckeye Tobacco Settlement Financing Authority Rev., 0.00%, 6/1/57(4)	15,000,000	1,815,846
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,443,985
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,581,040
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,945,000	5,054,671
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,326,240
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,427,498
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,006,266
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,000,909
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,926,873
		35,380,279
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	1,942,949
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	244,625
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	958,775
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,451,423
Oregon Health & Science University Rev., (Obligated Group), 4.00%, 7/1/51	1,500,000	1,423,044
		6,020,816
Pennsylvania — 3.1%
Allegheny County Airport Authority Rev., 5.00%, 1/1/28	1,980,000	2,140,995
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	2,341,700
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,153,980
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	483,000	485,996
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	915,000	913,060
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,542,764
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,062,031

Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	990,202
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/25, Prerefunded at 100% of Par(2)	1,250,000	1,329,459
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	803,759
Philadelphia GO, 5.00%, 1/15/24, Prerefunded at 100% of Par(2)	1,500,000	1,553,515
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,588,962
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	285,000	284,428
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,983,499
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	983,942
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,666,942
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,002,293
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,018,679
		23,846,206
Puerto Rico — 1.9%
Puerto Rico GO, 5.25%, 7/1/23	206,792	209,923
Puerto Rico GO, 0.00%, 7/1/24(4)	123,821	114,441
Puerto Rico GO, 5.375%, 7/1/25	412,437	425,663
Puerto Rico GO, 5.625%, 7/1/27	3,658,702	3,882,633
Puerto Rico GO, 5.625%, 7/1/29	402,071	433,042
Puerto Rico GO, 5.75%, 7/1/31	390,528	428,435
Puerto Rico GO, 0.00%, 7/1/33(4)	476,571	271,215
Puerto Rico GO, 4.00%, 7/1/33	370,323	346,999
Puerto Rico GO, 4.00%, 7/1/35	332,871	306,059
Puerto Rico GO, 4.00%, 7/1/37	285,691	256,006
Puerto Rico GO, 4.00%, 7/1/41	388,431	339,222
Puerto Rico GO, 4.00%, 7/1/46	403,963	343,051
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,849,064	954,579
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,433,175
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.00%, 7/1/46(4)	5,000,000	1,431,967
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.00%, 7/1/58	3,000,000	2,910,320
		15,086,730
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	1,983,803
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,016,594
		3,000,397
South Carolina — 1.0%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,443,375
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/52	2,500,000	2,808,820
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,171,854
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	920,167
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	560,551
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	917,818
		7,822,585
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,600,000	1,350,821
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	515,636
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	5,558,020
		7,424,477
Texas — 8.9%
Austin Airport System Rev., 5.00%, 11/15/35	1,500,000	1,629,397
Austin Airport System Rev., 5.00%, 11/15/36	2,000,000	2,159,703

Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,001,084
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,967,768
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,325,287
El Paso Water & Sewer Rev., 4.00%, 3/1/39	3,000,000	2,997,906
Fort Bend Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	2,000,000	2,124,411
Fort Bend Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,750,000	1,827,951
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,695,916
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,574,443
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,537,510
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,615,000	1,747,126
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,850,000	2,001,352
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24(2)	1,385,000	1,437,269
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(2)	1,505,000	1,595,615
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(2)	1,000,000	1,081,812
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(2)	1,260,000	1,389,669
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	2,750,000	3,033,007
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	570,000	628,660
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,120,000	1,235,261
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(2)	290,000	307,461
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(2)	390,000	421,907
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,300,000	1,406,356
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(2)	1,000,000	1,081,812
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,866,989
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	953,052
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	939,311
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	967,439
State of Texas GO, 5.00%, 8/1/38	1,225,000	1,295,084
State of Texas GO, 5.00%, 8/1/39	1,220,000	1,288,748
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,274,233
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/47	1,000,000	942,098
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	4,828,636
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,022,897
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/25	450,000	482,780
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/26	620,000	679,258
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/27	420,000	469,391
		69,218,599
Utah — 0.5%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,710,264
Virginia — 2.6%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,006,717
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,213,187
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,714,392
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/25	1,100,000	1,172,174

Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	3,330,000	3,231,475
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,262,141
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	963,110
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	447,183
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,946,718
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,144,223
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,163,859
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,000,018
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	997,764
		20,262,961
Washington — 4.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,500,000	2,938,018
Port of Seattle Rev., 5.00%, 8/1/47	3,530,000	3,718,105
Port of Seattle Rev., 5.50%, 8/1/47	2,370,000	2,613,073
State of Washington GO, 5.00%, 2/1/43	5,000,000	5,380,247
State of Washington GO, 5.00%, 8/1/44	4,000,000	4,439,994
State of Washington GO, 5.00%, 6/1/45	4,235,000	4,643,395
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	550,000	541,344
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	723,566
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,533,306
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	6,451,877
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,062,869
		35,045,794
Wisconsin — 2.2%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	935,455
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,249,290
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,589,828
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,000,425
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	658,132
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	931,938
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,253,487
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	500,653
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	433,422
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	988,157
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/48(1)	2,750,000	2,493,583
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	953,269
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	909,635
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,238,715
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	1,757,336
		16,893,325
TOTAL MUNICIPAL SECURITIES (Cost $797,681,320)		764,247,361
AFFILIATED FUNDS(5) — 1.1%
American Century Diversified Municipal Bond ETF (Cost $8,730,428)	169,300	8,427,754
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $806,411,748)		772,675,115
OTHER ASSETS AND LIABILITIES — 0.6%		4,870,939
TOTAL NET ASSETS — 100.0%		$777,546,054

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	108	December 2022	$12,625,875	$19,171
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $162,658,925, which represented 20.9% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	764,247,361	—
Affiliated Funds	8,427,754	—	—
	8,427,754	764,247,361	—

Other Financial Instruments
Futures Contracts	19,171	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	8,600	$—	$—	$(172)	$8,428	169	$—	$40
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.